UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4171
CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2004 to September 30, 2004

Item 1:                   Schedule of Investments

Credit Suisse Cash Reserve Fund

Schedule of Investments

September 30, 2004 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED COMMERCIAL PAPER (27.2%)
Hybrid Asset Backed Commercial Paper (1.8%)
$1,302	Romulus Funding Corp.	(A-1 , P-1)	11/15/04	1.775	$1,299,119

Loaned Back Asset Backed Commercial Paper (8.2%)
3,000	Atlantis One Funding Corp.	(A-1+ , P-1)	10/01/04	1.505	3,000,000
3,000	Moat Funding LLC	(A-1+ , P-1)	10/01/04	1.187	3,000,000
					6,000,000

Multiseller Asset Backed Commercial Paper (10.3%)
2,500	Maximillian Capital Corp.	(A-1 , P-1)	10/15/04	1.775	2,498,270
2,500	Paradigm Funding LLC	(A-1 , P-1)	10/04/04	1.770	2,499,631
2,500	Ranger Funding Company LLC	(A-1+ , P-1)	10/27/04	1.783	2,496,786
					7,494,687

Single Seller Asset Backed Commercial Paper (6.9%)
2,500	Harwood Street Funding LLC	(A-1+ , P-1)	10/05/04	1.792	2,499,503
2,500	Hertz Fleet Funding LLC	(A-1 , P-1)	10/12/04	1.802	2,498,625
					4,998,128

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $19,791,934)					19,791,934

CORPORATE BOND (3.8%)
Finance (3.8%)
2,750	Northern Trust Co. (Cost $2,763,681)	(AA- , Aa3)	11/09/04	6.650	2,763,681

COMMERCIAL PAPER (2.7%)
Financial Services (2.7%)
2,000	General Electric Capital Corp. (Cost $1,994,790)	(A-1+ , P-1)	12/23/04	1.140	1,994,790

VARIABLE RATE CORPORATE OBLIGATIONS (8.4%)
Finance (8.4%)
3,100	Merrill Lynch & Company, Inc. ##	(A+ , Aa3)	11/17/04	1.660	3,100,000
3,000	Morgan Stanley ##	(A+ , Aa3)	10/15/04	1.880	3,003,904
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $6,103,904)					6,103,904

UNITED STATES AGENCY OBLIGATIONS (35.5%)
2,000	Fannie Mae Discount Notes	(AAA , Aaa)	03/04/05	1.195	1,989,776
3,000	Fannie Mae Global Notes ##	(AAA , Aaa)	11/11/04	1.580	2,999,524
6,000	Fannie Mae Notes ##	(AAA , Aaa)	12/15/04	1.790	5,999,691
8,000	Federal Home Loan Bank ##	(AAA , Aaa)	10/05/04	1.530	7,999,895
1,000	Federal Home Loan Bank Global Bonds ##	(AAA , Aaa)	12/15/04	1.795	999,979
1,200	Freddie Mac Discount Notes	(AAA , Aaa)	03/08/05	1.170	1,193,838
2,000	Freddie Mac Discount Notes	(AAA , Aaa)	03/15/05	1.850	1,983,041
1,732	Freddie Mac Discount Notes	(AAA , Aaa)	06/30/05	2.180	1,703,472
1,000	Freddie Mac Discount Notes	(AAA , Aaa)	07/26/05	2.290	981,044
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $25,850,260)					25,850,260

REPURCHASE AGREEMENT (26.0%)
18,971	Morgan Stanley (Agreement dated 9/30/04, to be repurchased at $18,973,906, collateralized by $19,016,575 Federal Home Loan Bank 5.00% due 5/13/11. Market Value of collateral is $19,353,385) (Cost $18,971,000)	(A-1+ , P-1)	10/01/04	1.850	18,971,000

Value

TOTAL INVESTMENTS AT VALUE (103.6%) (Cost $75,475,569)	75,475,569

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.6%)	(2,591,311)

NET ASSETS (100.0%)	$72,884,258

Average Weighted Maturity—40 days (Unaudited)

†                                          Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

##                                  The interest rate is as of September 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation– The net asset value of the Fund is determined at 1:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed:  New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments.  Amortized cost involves valuing the Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.  The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 24, 2004